PROPERTY AND EQUIPMENT, NET	12 Months Ended
Nov. 30, 2012
PROPERTY AND EQUIPMENT, NET [Text Block]	NOTE 6 – PROPERTY AND EQUIPMENT, NET
	Year ended
	November 30,
	2012	2011
Cost:
Office Furniture	$2,841	$-
Computers	6,838	-
	9,679	-
Less – accumulated depreciation	1,406
	$8,273	$-